Segment Information (Schedule of Segment Reporting Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net operating revenues	$ 3,191,255	$ 3,174,416	$ 3,191,254	$ 3,262,031	$ 3,229,399	$ 3,163,577	$ 3,196,097	$ 3,243,663	$ 12,818,956	$ 12,832,736	$ 11,707,730
Income (loss) from continuing operations before income taxes	88,331	34,827	74,195	148,768	125,969	90,575	159,213	146,089	346,121	521,846	484,457
Expenditures for segment assets									613,992	768,790	776,713
Total assets	17,117,295				16,606,335				17,117,295	16,606,335
Hospital operations [Member]
Segment Reporting Information [Line Items]
Net operating revenues									12,637,162	12,664,967	11,548,335
Income (loss) from continuing operations before income taxes									575,307	881,962	742,858
Expenditures for segment assets									582,910	730,445	738,420
Total assets	15,594,720				15,216,827				15,594,720	15,216,827
Corporate and All Other Reporting Units [Member]
Segment Reporting Information [Line Items]
Net operating revenues									181,794	167,769	159,395
Income (loss) from continuing operations before income taxes									(229,186)	(360,116)	(258,401)
Expenditures for segment assets									31,082	38,345	38,293
Total assets	$ 1,522,575				$ 1,389,508				$ 1,522,575	$ 1,389,508